Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Option Grant Practices and Use of Material Nonpublic Information

We do not have a formal written policy in place with regard to the timing of stock option awards or other similar awards in relation to material nonpublic information.  As Mr. Lee’s employment currently requires his annual equity award to be granted on the first business day of the year, the compensation committee typically meets in early January for such grant and to set the performance criteria for any performance-based stock granted to Mr. Lee or others during the year. For other individuals that receive equity awards, the compensation committee typically grants such awards in connection with our annual meeting of shareholders. On limited occasions, we may grant equity awards outside of our annual grant period for new hires, promotions or other purposes.

During the last completed fiscal year, we did not make any stock option awards to named executive officers within the four-business-day period before or the one-business-day period after the filing of any Form 10-K, 10-Q, or 8-K containing material nonpublic information.  Accordingly, no tabular disclosure under Item 402(x)(2) of Regulation S-K is required.

Award Timing Method

We do not have a formal written policy in place with regard to the timing of stock option awards or other similar awards in relation to material nonpublic information.  As Mr. Lee’s employment currently requires his annual equity award to be granted on the first business day of the year, the compensation committee typically meets in early January for such grant and to set the performance criteria for any performance-based stock granted to Mr. Lee or others during the year. For other individuals that receive equity awards, the compensation committee typically grants such awards in connection with our annual meeting of shareholders. On limited occasions, we may grant equity awards outside of our annual grant period for new hires, promotions or other purposes.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false